Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VOYA FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 31, 2024
Class A C I R and W Shares | Voya Floating Rate Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Voya Floating Rate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Voya mutual funds. More information about these and other discounts is available from your financial intermediary and in the discussion in the Sales Charges section of the Prospectus (page 89), in Appendix A to the Prospectus, or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 92).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder FeesFees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating ExpensesExpenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as assignment fees and commissions, when it buys and sells (or “turns over”) assets in its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	 You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Voya mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sold your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you held your shares
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends (and other distributions). If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate loans and other floating rate debt instruments, including: floating rate bonds; floating rate notes; money market instruments with a remaining maturity of 60 days or less; floating rate debentures; and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities (collectively “Floating Rate Debt”). The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.The Fund normally invests substantially in floating rate loans. The floating rate loans in which the Fund invests are generally rated below investment grade and either hold the most senior position in the capital structure of the borrower, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower's assets) that the sub-adviser (the “Sub-Adviser”) believes justify treatment as senior debt. Below investment grade debt instruments are high-yield bonds commonly known as “junk bonds.” The Fund may invest in floating rate loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. Structured notes include, but are not limited to, collateralized loan obligations (“CLOs”).Although the Fund has no restrictions on investment maturity, normally the floating rate loans will have remaining maturities of ten years or less.The Fund may invest in derivative instruments, including, but not limited to, the following: credit default swaps, interest rate swaps, futures, and forward contracts in order to seek to enhance returns or to attempt to hedge some of its investment risk.The Fund may invest up to 20% of its assets, measured at the time of purchase, in a combination of one or more of the following types of investments: high-yield bonds, senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured and unsecured; equity securities: (i) as an incident to the purchase or ownership of Floating Rate Debt or fixed rate debt instruments; (ii) in connection with a restructuring of a borrower or issuer or its debt; or (iii) if the Fund already owns Floating Rate Debt or a fixed rate debt instrument of the issuer of such equity; short-term debt obligations, repurchase agreements, cash and cash equivalents that do not otherwise qualify as Floating Rate Debt; and other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. The other investment companies in which the Fund invests may or may not be affiliated with the Investment Adviser. High-yield bonds are debt instruments that, at the time of purchase, are not rated by a nationally recognized statistical rating organization (“NRSRO”) or are rated below investment grade (for example, rated below BBB- by S&P Global Ratings or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a NRSRO.Most of the Fund’s investments will be denominated in U.S. dollars, although the Fund may invest in securities of foreign (non-U.S.) companies, foreign (non-U.S.) dollar denominated loans and securities (e.g., denominated in Euros, British pounds, Swiss francs or Canadian dollars), foreign (non-U.S.) sovereign debt instruments, and Eurodollar bonds and obligations. The Fund may invest a portion of its assets in obligations of issuers in, or denominated in currencies of, emerging market countries.In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser.The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices with investment characteristics similar to those of the Fund for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Performance for other share classes would differ to the extent they have differences in their fees and expenses. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to https://individuals.voya.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices with investment characteristics similar to those of the Fund for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://individuals.voya.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A(as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter:2nd Quarter 20207.73%Worst quarter:1st Quarter 2020-14.81%Year-to-date total return:June 30, 20244.50%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns %  <br/>(for the periods ended December 31, 2023)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	 However, the table includes all applicable fees and sales charges.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the Morningstar LSTA US Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Morningstar LSTA US Leveraged Loan Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund's principal investment strategies.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	 In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Class A C I R and W Shares | Voya Floating Rate Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on an investment in the Fund.
Class A C I R and W Shares | Voya Floating Rate Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Class A C I R and W Shares | Voya Floating Rate Fund | Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset-Backed Securities: Defaults on, or low credit quality or liquidity of, the underlying assets of the asset-backed securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets, and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.
Class A C I R and W Shares | Voya Floating Rate Fund | Bank Instruments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory, or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund. In the event of a bank insolvency or failure, the Fund may be considered a general creditor of the bank, and it might lose some or all of the funds deposited with the bank. Even where it is recognized that a bank might be in danger of insolvency or failure, the Fund might not be able to withdraw or transfer its money from the bank in time to avoid any adverse effects of the insolvency or failure. Volatility in the banking system may impact the viability of banking and financial services institutions. In the event of failure of any of the financial institutions where the Fund maintains its cash and cash equivalents, there can be no assurance that the Fund would be able to access uninsured funds in a timely manner or at all and the Fund may incur losses. Any such event could adversely affect the business, liquidity, financial position and performance of the Fund.
Class A C I R and W Shares | Voya Floating Rate Fund | Cash Cash Equivalents Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash/Cash Equivalents: Investments in cash or cash equivalents may lower returns and result in potential lost opportunities to participate in market appreciation which could negatively impact the Fund’s performance and ability to achieve its investment objective.
Class A C I R and W Shares | Voya Floating Rate Fund | Collateralized Loan Obligations and Other Collateralized Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Collateralized Loan Obligations and Other Collateralized Obligations: A collateralized loan obligation ( “ CLO ” ) is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. CLOs may incur management fees and administration fees. The risks of investing in a CLO depend largely on the type of the collateral held in the CLO portfolio and the tranche of securities in which the Fund may invest, and can generally be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment and extension risk, and the risk of default of the underlying asset, among others.
Class A C I R and W Shares | Voya Floating Rate Fund | Covenant Lite Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Covenant-Lite Loans: Loans in which the Fund may invest or to which the Fund may gain exposure indirectly through its investments in collateralized debt obligations, CLOs or other types of structured securities may be considered “covenant-lite” loans. Covenant-lite refers to loans which do not incorporate traditional performance-based financial maintenance covenants. Covenant-lite does not refer to a loan’s seniority in a borrower’s capital structure nor to a lack of the benefit from a legal pledge of the borrower’s assets and does not necessarily correlate to the overall credit quality of the borrower. Covenant-lite loans generally do not include terms which allow a lender to take action based on a borrower’s performance relative to its covenants. Such actions may include the ability to renegotiate and/or re-set the credit spread on the loan with a borrower, and even to declare a default or force the borrower into bankruptcy restructuring if certain criteria are breached. Covenant-lite loans typically still provide lenders with other covenants that restrict a borrower from incurring additional debt or engaging in certain actions. Such covenants can only be breached by an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, the Fund may have fewer rights against a borrower when it invests in, or has exposure to, covenant-lite loans and, accordingly, may have a greater risk of loss on such investments as compared to investments in, or exposure to, loans with additional or more conventional covenants.
Class A C I R and W Shares | Voya Floating Rate Fund | Credit Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit (Loans): The value of the Fund’s shares and the Fund’s ability to pay dividends is dependent upon the performance of the assets in its portfolio. Prices of the Fund’s investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorate, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal.The Fund generally invests in loans that are senior in the capital structure of the borrower or issuer, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower’s assets) that the manager believes justify treatment as senior debt. Loans that are senior and secured generally involve less risk than unsecured or subordinated debt and equity instruments of the same borrower because the payment of principal and interest on senior loans is an obligation of the borrower that, in most instances, takes precedence over the payment of dividends, the return of capital to the borrower’s shareholders, and payments to bond holders. Loans that are senior and secured also may have collateral supporting the repayment of the debt instrument. However, the value of the collateral may not equal the Fund’s investment when the debt instrument is acquired or may decline below the principal amount of the debt instrument subsequent to the Fund’s investment. Also, to the extent that collateral consists of stocks of the borrower, or its subsidiaries or affiliates, the Fund bears the risk that the stocks may decline in value, be relatively illiquid, or may lose all or substantially all of their value, causing the Fund’s investment to be undercollateralized. Therefore, the liquidation of the collateral underlying a loan in which the Fund has invested may not satisfy the borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be able to be readily liquidated. In addition, it is possible that disputes as to the nature or identity of the collateral securing a loan may delay the Fund’s ability to realize on the collateral or, if the dispute is resolved adversely to the Fund, may prevent the Fund from realizing on assets it had considered to constitute collateral.In the event of the bankruptcy of a borrower or issuer, the Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the investment. Among the risks involved in a bankruptcy are assertions that the pledge of collateral to secure a loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating the Fund’s rights to the collateral.The loans in which the Fund invests are generally rated lower than investment grade credit quality, i.e., rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- by S&P Global Ratings (“S&P”), or have been made to borrowers who have issued debt instruments that are rated lower than investment grade in quality or, if unrated, would be rated lower than investment grade credit quality. The Fund’s investments in lower than investment grade loans will generally be rated at the time of purchase between B3 and Ba1 by Moody’s, B- and BB+ by S&P or, if not rated, would be of similar credit quality.Lower quality securities (including securities that are or have fallen below investment grade and are classified as “junk bonds”or “high-yield securities”) have greater credit risk and liquidity risk than higher quality (investment grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility. Investment decisions are based largely on the credit analysis performed by the manager, and not on rating agency evaluation. This analysis may be difficult to perform. Information about a loan and its borrower generally is not in the public domain. Investors in loans may not be afforded the protections of the anti-fraud provisions of the Securities Act of 1933, and the Securities Exchange Act of 1934, because loans may not be considered “securities” under such laws. In addition, many borrowers have not issued securities to the public and are not subject to reporting requirements under U.S. federal securities laws. Generally, however, borrowers are required to provide financial information to lenders and information may be available from other loan market participants or agents that originate or administer loans.
Class A C I R and W Shares | Voya Floating Rate Fund | Credit Default Swaps Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Default Swaps: The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a credit default swap is generally obligated to pay the seller an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. As a seller of a credit default swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity, and leveraging risks, and the risk that the swap may not correlate with its reference obligation as expected. Certain standardized credit default swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to different kinds of costs and risks. In addition, credit default swaps expose the Fund to the risk of improper valuation.
Class A C I R and W Shares | Voya Floating Rate Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Class A C I R and W Shares | Voya Floating Rate Fund | Demand for Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Demand for Loans: An increase in demand for loans may benefit the Fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans and the rights provided to the Fund under the terms of the applicable loan agreement, and may increase the price of loans in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in the Fund’s portfolio, which could cause the Fund’s net asset value to decline and reduce the liquidity of the Fund’s loan holdings.
Class A C I R and W Shares | Voya Floating Rate Fund | Derivative Instruments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
Class A C I R and W Shares | Voya Floating Rate Fund | Environmental Social and Governance Fixed Income [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Environmental, Social, and Governance (Fixed Income): The Sub-Adviser’s consideration of ESG factors in selecting investments for the Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser’s assessment of ESG factors in respect of obligations of an issuer may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Fund’s assets that will be invested in obligations of issuers that the Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in obligations of issuers that compare favorably to obligations of other issuers on the basis of ESG factors. It is possible that the Fund will have less exposure to obligations of certain issuers due to the Sub-Adviser’s assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
Class A C I R and W Shares | Voya Floating Rate Fund | Equity Securities Incidental to Investments in Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Incidental to Investments in Loans: Investments in equity securities incidental to investments in loans entail certain risks in addition to those associated with investments in loans. The value of such equity securities may change more rapidly, and to a greater extent, than debt instruments issued by the same issuer in response to company-specific developments and general market conditions. The Fund’s holdings of equity securities may increase fluctuations in the Fund’s net asset value. The Fund may frequently possess material non-public information about a borrower as a result of its ownership of a loan of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, the Fund might be unable to enter into a transaction in a security of such a borrower when it would otherwise be advantageous to do so.
Class A C I R and W Shares | Voya Floating Rate Fund | Foreign Non US Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign (Non-U.S.) Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign (non-U.S.) investment risks may be greater in developing and emerging markets than in developed markets.
Class A C I R and W Shares | Voya Floating Rate Fund | Foreign Non US Investments for Floating Rate Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign (Non-U.S.) Investments for Floating Rate Loans: Investing in foreign (non-U.S.) debt instruments may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in debt instruments of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country, or region may adversely impact investments or issuers in another market, country, or region.
Class A C I R and W Shares | Voya Floating Rate Fund | High Yield Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High-Yield Securities: Lower-quality securities (including securities that are or have fallen below investment grade and are classified as “junk bonds” or “high-yield securities”) have greater credit risk and liquidity risk than higher-quality (investment grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower-quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility.
Class A C I R and W Shares | Voya Floating Rate Fund | Interest in Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
Class A C I R and W Shares | Voya Floating Rate Fund | Interest Rate for Floating Rate Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate for Floating Rate Loans: Changes in short-term market interest rates will directly affect the yield on investments in floating rate loans. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. To the extent that the interest rate spreads on loans in the Fund’s portfolio experience a general decline, the yield on the Fund’s shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s net asset value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. The impact of market interest rate changes on the Fund’s yield will also be affected by whether, and the extent to which, the floating rate loans in the Fund’s portfolio are subject to floors on the secured overnight funding rate (“SOFR”) base rate on which interest is calculated for such loans (a “benchmark floor”). So long as the base rate for a loan remains under the applicable benchmark floor, changes in short-term market interest rates will not affect the yield on such loans. In addition, to the extent that changes in market interest rates are reflected not in a change to a base rate such as SOFR but in a change in the spread over the base rate which is payable on the floating rate loans of the type and quality in which the Fund invests, the Fund’s net asset value could also be adversely affected. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates. As of the date of this Prospectus, the U.S has recently experienced a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the debt and related markets. Further, recent and potential future changes in government policy may affect interest rates.
Class A C I R and W Shares | Voya Floating Rate Fund | Limited Secondary Market for Floating Rate Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Limited Secondary Market for Floating Rate Loans: Although the re-sale, or secondary market, for floating rate loans has grown substantially in recent years, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market. Transactions in loans typically settle on a delayed basis and typically take longer than 7 days to settle. As a result the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Fund to meet its redemption obligations and may increase amounts the Fund may be required to borrow. It may also limit the ability of the Fund to repay debt, pay dividends, or take advantage of new investment opportunities.Floating rate loans usually trade in large denominations. Trades can be infrequent, and the market for floating rate loans may experience substantial volatility. In addition, the market for floating rate loans has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some of the floating rate loans will be relatively illiquid.In addition, the floating rate loans may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the Fund’s ability to sell floating rate loans and can adversely affect the price that can be obtained.These considerations may cause the Fund to sell floating rate loans at lower prices than it would otherwise consider to meet cash needs or cause the Fund to maintain a greater portion of its assets in money market instruments than it would otherwise, which could negatively impact performance. The Fund may seek to avoid the necessity of selling assets to meet redemption requests or liquidity needs by the use of borrowings. Such borrowings, even though they are for the purpose of satisfying redemptions or meeting liquidity needs and not to generate leveraged returns, nevertheless would produce leverage and the risks that are inherent in leverage. However, there can be no assurance that sales of floating rate loans at such lower prices can be avoided.From time to time, the occurrence of one or more of the considerations described above may create a cascading effect where the market for debt instruments (including the market for floating rate loans) first experiences volatility and then decreased liquidity. Such conditions, or other similar conditions, may then adversely affect the value of floating rate loans and other instruments, widening spreads against higher-quality debt instruments, and making it harder to sell floating rate loans at prices at which they have historically or recently traded, thereby further reducing liquidity. For example, during the global financial crisis in the second half of 2008, the average price of loans in the Morningstar LSTA US Leveraged Loan Index declined by 32% (which included a decline of 3.06% on a single day). Additionally, during the COVID-19 pandemic, the same index declined by 12.37% in March 2020 (which included a decline of 3.74% on a single day).Declines in net asset value or other market developments (which could be more severe than these prior declines) may lead to increased redemptions, which could cause the Fund to have to sell floating rate loans and other instruments at disadvantageous prices and inhibit the ability of the Fund to retain its assets in the hope of greater stabilization in the secondary markets. In addition, these or similar circumstances could cause the Fund to sell its highest quality and most liquid floating rate loans and other investments in order to satisfy an initial wave of redemptions while leaving the Fund with a remaining portfolio of lower-quality and less liquid investments. In anticipation of such circumstances, the Fund may also need to maintain a larger portion of its assets in liquid instruments than usual. However, there can be no assurance that the Fund will foresee the need to maintain greater liquidity or that actual efforts to maintain a larger portion of assets in liquid investments would successfully mitigate the foregoing risks.As of the date of this Prospectus, Voya Floating Rate Fund has entered into a line of credit under which it may borrow money from time to time. The amount of available borrowing under the line of credit reflects such factors as, among other things, the Investment Adviser’s expectations as to the liquidity of the Fund’s portfolio and settlement times for the loans held by the Fund, as well as anticipated growth in the size of the Fund. The cost of maintaining the line of credit will reduce the Fund’s investment return.
Class A C I R and W Shares | Voya Floating Rate Fund | Liquidity for Floating Rate Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity for Floating Rate Loans: If a loan is illiquid, the Fund might be unable to sell the loan at a time when the manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a loan at the time and price that would be most beneficial to the Fund. The SEC has proposed amendments to Rule 22e-4 under the 1940 Act and Rule 22c-1 under the 1940 Act that, if adopted, would, among other things, cause more investments to be treated as illiquid, which could prevent the Fund from investing in securities that the Investment Adviser or Sub-Adviser believes are attractive investment opportunities.
Class A C I R and W Shares | Voya Floating Rate Fund | Market Disruption and Geopolitical Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
Class A C I R and W Shares | Voya Floating Rate Fund | Other Investment Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies: The main risk of investing in other investment companies, including ETFs, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund’s expenses. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.
Class A C I R and W Shares | Voya Floating Rate Fund | Prepayment and Extension Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates. Loans typically have a 6-12 month call protection and may be prepaid partially or in full after the call protection period without penalty.
Class A C I R and W Shares | Voya Floating Rate Fund | Repurchase Agreements Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Repurchase Agreements: In the event that the other party to a repurchase agreement defaults on its obligations, the Fund would generally seek to sell the underlying security serving as collateral for the repurchase agreement. However, the value of collateral may be insufficient to satisfy the counterparty's obligation and/or the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss. In addition, if the Fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.
Class A C I R and W Shares | Voya Floating Rate Fund | Sovereign Debt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sovereign Debt: Sovereign debt is issued or guaranteed by foreign (non-U.S.) government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt due to cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting amounts owed on sovereign debt, such as bankruptcy proceedings, that a government does not pay.
Class A C I R and W Shares | Voya Floating Rate Fund | Valuation of Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation of Loans: The Fund values its assets every day the New York Stock Exchange is open for regular trading. However, because the secondary market for floating rate loans is limited, it may be difficult to value loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund. Reliable market value quotations may not be readily available for some loans, and determining the fair valuation of such loans may require more research than for securities that trade in a more active secondary market. In addition, elements of judgment may play a greater role in the valuation of loans than for more securities that trade in a more developed secondary market because there is less reliable, objective market value data available. If the Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the Fund from selling a portion of the loan and reducing its exposure to a borrower when the manager deems it advisable to do so. Even if the Fund itself does not own a relatively large portion of a particular loan, the Fund, in combination with other similar accounts under management by the same portfolio managers, may own large portions of loans. The aggregate amount of holdings could create similar risks if and when the portfolio managers decide to sell those loans. These risks could include, for example, the risk that the sale of an initial portion of the loan could be at a price lower than the price at which the loan was valued by the Fund, the risk that the initial sale could adversely impact the price at which additional portions of the loan are sold, and the risk that the foregoing events could warrant a reduced valuation being assigned to the remaining portion of the loan still owned by the Fund.
Class A C I R and W Shares | Voya Floating Rate Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.99%
1 Yr	rr_ExpenseExampleYear01	$ 348
3 Yrs	rr_ExpenseExampleYear03	595
5 Yrs	rr_ExpenseExampleYear05	861
10 Yrs	rr_ExpenseExampleYear10	1,619
1 Yr	rr_ExpenseExampleNoRedemptionYear01	348
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	595
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	861
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,619
2014	rr_AnnualReturn2014	1.29%
2015	rr_AnnualReturn2015	0.28%
2016	rr_AnnualReturn2016	7.34%
2017	rr_AnnualReturn2017	2.52%
2018	rr_AnnualReturn2018	(0.23%)
2019	rr_AnnualReturn2019	6.39%
2020	rr_AnnualReturn2020	(1.99%)
2021	rr_AnnualReturn2021	4.12%
2022	rr_AnnualReturn2022	(5.12%)
2023	rr_AnnualReturn2023	11.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.81%)
1 Yr	rr_AverageAnnualReturnYear01	8.32%
5 Yrs	rr_AverageAnnualReturnYear05	2.22%
10 Yrs	rr_AverageAnnualReturnYear10	2.21%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2010
Class A C I R and W Shares | Voya Floating Rate Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.74%
1 Yr	rr_ExpenseExampleYear01	$ 277
3 Yrs	rr_ExpenseExampleYear03	586
5 Yrs	rr_ExpenseExampleYear05	1,020
10 Yrs	rr_ExpenseExampleYear10	2,229
1 Yr	rr_ExpenseExampleNoRedemptionYear01	177
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	586
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,020
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 2,229
1 Yr	rr_AverageAnnualReturnYear01	9.28%
5 Yrs	rr_AverageAnnualReturnYear05	1.97%
10 Yrs	rr_AverageAnnualReturnYear10	1.86%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2010
Class A C I R and W Shares | Voya Floating Rate Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.74%
1 Yr	rr_ExpenseExampleYear01	$ 76
3 Yrs	rr_ExpenseExampleYear03	275
5 Yrs	rr_ExpenseExampleYear05	492
10 Yrs	rr_ExpenseExampleYear10	1,115
1 Yr	rr_ExpenseExampleNoRedemptionYear01	76
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	275
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	492
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,115
1 Yr	rr_AverageAnnualReturnYear01	11.24%
5 Yrs	rr_AverageAnnualReturnYear05	2.99%
10 Yrs	rr_AverageAnnualReturnYear10	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2010
Class A C I R and W Shares | Voya Floating Rate Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.24%
1 Yr	rr_ExpenseExampleYear01	$ 126
3 Yrs	rr_ExpenseExampleYear03	432
5 Yrs	rr_ExpenseExampleYear05	759
10 Yrs	rr_ExpenseExampleYear10	1,686
1 Yr	rr_ExpenseExampleNoRedemptionYear01	126
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	432
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	759
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,686
1 Yr	rr_AverageAnnualReturnYear01	10.84%
5 Yrs	rr_AverageAnnualReturnYear05	2.48%
10 Yrs	rr_AverageAnnualReturnYear10	2.22%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2010
Class A C I R and W Shares | Voya Floating Rate Fund | Class W
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.74%
1 Yr	rr_ExpenseExampleYear01	$ 76
3 Yrs	rr_ExpenseExampleYear03	275
5 Yrs	rr_ExpenseExampleYear05	492
10 Yrs	rr_ExpenseExampleYear10	1,115
1 Yr	rr_ExpenseExampleNoRedemptionYear01	76
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	275
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	492
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,115
1 Yr	rr_AverageAnnualReturnYear01	11.35%
5 Yrs	rr_AverageAnnualReturnYear05	2.99%
10 Yrs	rr_AverageAnnualReturnYear10	2.73%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 2010
Class A C I R and W Shares | Voya Floating Rate Fund | After tax on distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.44%
5 Yrs	rr_AverageAnnualReturnYear05	0.09%
10 Yrs	rr_AverageAnnualReturnYear10	0.31%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A C I R and W Shares | Voya Floating Rate Fund | After tax on distributions with sale | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	4.83%
5 Yrs	rr_AverageAnnualReturnYear05	0.77%
10 Yrs	rr_AverageAnnualReturnYear10	0.83%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A C I R and W Shares | Voya Floating Rate Fund | Bloomberg U.S. Aggregate Bond Index, | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.53%	[3],[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.10%	[3],[4]
10 Yrs	rr_AverageAnnualReturnYear10	1.81%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4]
Class A C I R and W Shares | Voya Floating Rate Fund | Bloomberg U.S. Aggregate Bond Index, | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.53%	[3],[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.10%	[3],[4]
10 Yrs	rr_AverageAnnualReturnYear10	1.81%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4]
Class A C I R and W Shares | Voya Floating Rate Fund | Bloomberg U.S. Aggregate Bond Index, | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.53%	[3],[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.10%	[3],[4]
10 Yrs	rr_AverageAnnualReturnYear10	1.81%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4]
Class A C I R and W Shares | Voya Floating Rate Fund | Bloomberg U.S. Aggregate Bond Index, | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.53%	[3],[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.10%	[3],[4]
10 Yrs	rr_AverageAnnualReturnYear10	1.81%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4]
Class A C I R and W Shares | Voya Floating Rate Fund | Bloomberg U.S. Aggregate Bond Index, | Class W
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.53%	[3],[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.10%	[3],[4]
10 Yrs	rr_AverageAnnualReturnYear10	1.81%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4]
Class A C I R and W Shares | Voya Floating Rate Fund | Morningstar LSTA US Leveraged Loan Index | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.32%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	5.80%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	4.42%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Class A C I R and W Shares | Voya Floating Rate Fund | Morningstar LSTA US Leveraged Loan Index | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.32%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	5.80%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	4.42%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Class A C I R and W Shares | Voya Floating Rate Fund | Morningstar LSTA US Leveraged Loan Index | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.32%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	5.80%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	4.42%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Class A C I R and W Shares | Voya Floating Rate Fund | Morningstar LSTA US Leveraged Loan Index | Class R
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.32%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	5.80%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	4.42%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Class A C I R and W Shares | Voya Floating Rate Fund | Morningstar LSTA US Leveraged Loan Index | Class W
Risk Return Abstract	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.32%	[4]
5 Yrs	rr_AverageAnnualReturnYear05	5.80%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	4.42%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.
[2]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 1.00%, 1.75%, 0.75%, 1.25%, and 0.75% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through August 1, 2025. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. The Investment Adviser is contractually obligated to further limit expenses to 0.95%, 1.70%, 0.70%, 1.20%, and 0.70% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through August 1, 2025. This limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The Investment Adviser is also contractually obligated to waive 0.02% of the management fee through August 1, 2025. Termination or modification of these obligations requires approval by the Fund’s Board of Trustees (the “Board”).
[3]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the Morningstar LSTA US Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Morningstar LSTA US Leveraged Loan Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund's principal investment strategies.
[4]	The index returns do not reflect deductions for fees, expenses, or taxes.